Leases - Summary of Supplemental Cash Flow and Other Information Related to Leases (Detail) - Cypress Holdings Inc And Subsidiaries [Member] $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Leases [Line Items]
Weighted-average remaining lease term (years)	11 years 1 month 6 days	11 years 1 month 6 days
Weighted-average discount rate	6.10%	6.10%
Cash payments for operating leases	$ 3,030	$ 5,998
Operating lease assets obtained in exchange for lease liabilities	$ 2,365	$ 2,365